LEASES - Remaining maturities of operating leases (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
LEASES
2026		$ 323
2027		310
2028		23
Total undiscounted lease payments		656
Less imputed interest		(73)
Total net lease liabilities	$ 0	$ 583	$ 72